RELATED PARTY TRANSACTIONS (Details)			1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 28, 2019 USD ($)	Jun. 28, 2018 director	Nov. 28, 2018 USD ($)	Aug. 24, 2018 $ / shares shares	Sep. 04, 2018 shares	Aug. 24, 2018 USD ($) $ / shares shares	Sep. 21, 2018 shares	Dec. 31, 2019 USD ($)	Mar. 09, 2020	Jan. 23, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 12, 2017
Proceeds from Issuance of Private Placement						$ 590,000,000
Prepayments for investments in equity securities								$ 0			$ 10,812,893
Equity interest in TianXinFu acquired by the Company	80.00%
Beneficially owned the Company's outstanding share capital by Centurium Capital									25.20%
TianXinFu
Total cash consideration	$ 118,900,000
Number of directors affiliated on board of directors | director		2
Reduction in carrying amount of the noncontrolling interest								55,100,000
Excess of the cash paid over the adjustment to the carrying amount recognized as decrease in additional paid-in capital								63,800,000
Decrease in share of accumulated other comprehensive income								5,200,000
Increase in additional paid-in capital								$ 5,200,000
Taibang Biotech [Member] | Fujian Pingtan Centurium Investment Partnership [Member]
Owenrship interest acquired	15.00%
Taibang Biotech [Member] | Xinyu Yongshuo Management and Consulting Partnership [Member]
Owenrship interest acquired	5.00%
Beachhead Holdings Limited Centurium and Double Double Holdings Limited [Member]
Stock Issued During Period, Shares, New Issues | shares						1,800,000
Number of Ordinary Shares Authorized to be Issued | shares				3,050,000
Number of Additional Ordinary Shares Issued | shares					1,250,000
PW Medtech Group Limited [Member]
Stock Issued During Period, Shares, New Issues | shares							800,000
Number of Ordinary Shares Authorized to be Issued | shares				800,000
Owenrship interest acquired												80.00%
Taijie Weiye Technology Co Ltd [Member]
Business Combination, Consideration Transferred			$ 10,812,893
Percentage of Cash Consideration Paid								100.00%
Carrying amount of investment										$ 10,000,000.0
Carrying amount of put option										$ 800,000
Impairment of Long Term Equity Investments								$ 0
Owenrship interest acquired			11.55%
CBP [Member]
Shares Issued, Price Per Share | $ / shares				$ 100.9		$ 100.9
Two Third Party Investors [Member]
Stock Issued During Period, Shares, New Issues | shares						2,000,000
Number of Ordinary Shares Authorized to be Issued | shares				2,000,000